Consolidated Statement of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net income		$ 3,014	$ 3,439	$ 3,692
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized investment gains	[1]	(68)	(3)	(79)
Depreciation and amortization		826	818	864
Deferred federal income tax expense		110	117	121
Amortization of deferred acquisition costs		3,985	3,885	3,882
Equity in income from other investments		(232)	(218)	(486)
Premiums receivable		(286)	(185)	(207)
Reinsurance recoverables		610	272	400
Deferred acquisition costs		(4,061)	(3,920)	(3,926)
Claims and claim adjustment expense reserves		(257)	(1,075)	(704)
Unearned premium reserves		372	248	73
Other operating activities		189	56	63
Net cash provided by operating activities		4,202	3,434	3,693
Cash flows from investing activities
Proceeds from maturities of fixed maturities		8,975	11,116	10,894
Proceeds from sales of investments:
Fixed maturities		1,417	1,950	1,049
Equity securities		92	59	158
Real estate investments		69	31	15
Other investments		839	713	855
Purchases of investments:
Fixed maturities		(11,609)	(12,090)	(11,325)
Equity securities		(51)	(49)	(52)
Real estate investments		(48)	(123)	(48)
Other investments		(580)	(534)	(554)
Net purchases of short-term securities		(199)	(326)	(498)
Securities transactions in course of settlement		(21)	(113)	82
Acquisition, net of cash acquired			(13)	(12)
Other investing activities		(344)	(304)	(358)
Net cash provided by (used in) investing activities		(1,460)	317	206
Cash flows from financing activities
Treasury stock acquired - share repurchase authorization		(2,400)	(3,150)	(3,275)
Treasury stock acquired - net employee share-based compensation		(72)	(74)	(57)
Dividends paid to shareholders		(757)	(739)	(729)
Payment of debt		(400)	(400)
Issuance of debt		491	392
Issuance of common stock - employee share options		332	183	195
Excess tax benefits from share-based payment arrangements			55	57
Net cash used in financing activities		(2,806)	(3,733)	(3,809)
Effect of exchange rate changes on cash		(9)	(12)	(10)
Net increase (decrease) in cash		(73)	6	80
Cash at beginning of year		380	374	294
Cash at end of year		307	380	374
Supplemental disclosure of cash flow information
Income taxes paid		892	1,207	1,147
Interest paid		$ 358	$ 365	$ 365

[1]	Total other-than-temporary impairment (OTTI) losses were $(40) million, $(54) million and $(22) million for the years ended December 31, 2016, 2015 and 2014, respectively. Of total OTTI, credit losses of $(29) million, $(52) million and $(26) million for the years ended December 31, 2016, 2015 and 2014, respectively, were recognized in net realized investment gains. In addition, unrealized gains (losses) from other changes in total OTTI of $(11) million, $(2) million and $4 million for the years ended December 31, 2016, 2015 and 2014, respectively, were recognized in other comprehensive income (loss) as part of changes in net unrealized gains on investment securities having credit losses recognized in the consolidated statement of income.